UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Gulbir Madan
           --------------------------------------------------------
Address:   c/o Neptune Capital Management, L.L.C.
           --------------------------------------------------------
           645 5th Avenue, Suite 1200
           --------------------------------------------------------
           New York, New York 10022
           --------------------------------------------------------

Form 13F File Number:  028-05331
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gulbir Madan
           --------------------------------------------------
Title:     Manager
           --------------------------------------------------
Phone:     212-838-0870
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Gulbir Madan           New York, New York               11/13/01
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


        Form 13F File Number    Name



         ----------             --------------------------



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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        10
                                               -------------

Form 13F Information Table Value Total:        $14,476
                                               -------------
                                                (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE



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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- ------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS CUSIP     (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -----
APPLIED MICRO SYSTEMS CORP         COM            037935103       230    32,900 SH                          32,900
---------------------------------------------------------------------------------------------------------------------------------
AT RD INC                          COM            04648K105       266   128,326 SH                         128,326
---------------------------------------------------------------------------------------------------------------------------------
EBAY INC                           COM            278642103     5,568   121,700 SH                         121,700
---------------------------------------------------------------------------------------------------------------------------------
ELECTRONIC ARTS INC                COM            285512109     1,398    30,600 SH                          30,600
---------------------------------------------------------------------------------------------------------------------------------
INKTOMI CORP                       COM            457277101       246    89,800 SH                          89,800
---------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC               COM            48203R104       169    17,400 SH                          17,400
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SEMICONDUCTOR HLDRS TR             DEP RCPT       816636203     3,695   125,000 SH                         125,000
---------------------------------------------------------------------------------------------------------------------------------
SONUS NETWORKS INC                 COM            835916107       300   100,000 SH                         100,000
---------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                        COM            852061100     1,995    75,900 SH                          75,900
---------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC               COM            866810104       609    73,600 SH                          73,600
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